ENTITY-WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2025
Entity-wide disclosures [Abstract]
Disclosure of net revenue by geographic location	A breakdown of net revenues by geographic location of the Group’s customers is presented below. Revenues by geography presented for material individual countries are not necessarily correlated to shipments of cars as certain countries include revenues from sponsorship and commercial activities relating to Ferrari’s participation in the Formula 1 World Championship.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Italy	527,727	462,832	442,760
Rest of EMEA	2,996,719	2,690,613	2,428,783
of which UK	617,361	652,391	625,930
of which Germany	576,371	549,093	493,930
Americas (1)	2,252,780	2,183,435	1,762,530
of which United States of America	1,981,359	1,921,459	1,535,772
Mainland China, Hong Kong and Taiwan	491,285	539,500	583,760
of which Mainland China	311,732	390,529	479,882
Rest of APAC (2)	877,257	800,288	752,313
Total net revenues	7,145,768	6,676,668	5,970,146
_____________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.
A breakdown of non-current assets other than financial instruments and deferred tax assets by geographic location is presented below.

	At December 31,
	2025			2024
	Property, plant and equipment	Goodwill	Intangible assets	Property, plant and equipment	Goodwill	Intangible assets
	(€ thousand)
Italy	1,956,478	785,182	1,637,986	1,765,618	785,182	1,545,420
Rest of EMEA	28,500	—	—	28,401	—	—
Americas (1)	66,615	—	—	27,573	—	—
Mainland China, Hong Kong and Taiwan	1,514	—	—	2,335	—	—
Rest of APAC (2)	4,784	—	471	4,857	—	244
Total	2,057,891	785,182	1,638,457	1,828,784	785,182	1,545,664
_____________________________
(1)Americas includes the United States of America, Canada, Mexico, the Caribbean and of Central and South America.
(2)Rest of APAC mainly includes Japan, Australia, Singapore, Indonesia, South Korea, Thailand, India and Malaysia.